Other reserves, Capital Reserve and Share-Based Payment Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Shares [Member]
Capital reserve [Abstract]
Contributed surplus		$ 537.1
Share-based Payment Reserve [Member] | RSU [member]
Share-based payment reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	121,948	462,356
Share-based Payment Reserve [Member] | Common Shares [Member] | LTIP 2023 [Member]
Share-based payment reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	1,730,689	1,849,428
Share-based Payment Reserve [Member] | Common Shares [Member] | LTIP 2024 [Member]
Share-based payment reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	1,909,244	2,032,414
Share-based Payment Reserve [Member] | Common Shares [Member] | LTIP 2025 [Member]
Share-based payment reserve [Abstract]
Number of available shares that may be acquired by employees (in shares)	2,488,395